As filed with the Securities and Exchange Commission on January 2, 2019

Securities Act File No. 333-37711

Investment Company Act File No. 811-08437

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 63	☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 64	☒
(Check appropriate box or boxes)

UNDISCOVERED MANAGERS FUNDS

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Gregory S. Samuels, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Zachary Vonnegut-Gabovitch, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
270 Park Avenue	1095 Avenue of the Americas
New York, NY 10017	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 63 relates to the following funds:

Undiscovered Managers Behavioral Value Fund

JPMorgan Realty Income Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Undiscovered Managers Funds, certifies that it meets all the requirements for effectiveness under Rule 485(b) under the Security Act of 1933, and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 2nd day of January, 2019.

UNDISCOVERED MANAGERS FUNDS

By:	Brian S. Shlissel*
Brian S. Shlissel
President & Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on January 2, 2019.

	John F. Finn*	Peter C. Marshall*
	John F. Finn	Peter C. Marshall
	Trustee	Trustee

	Stephen Fisher*	Mary E. Martinez*
	Stephen Fisher	Mary E. Martinez
	Trustee	Trustee

	Kathleen M. Gallagher*	Marilyn McCoy*
	Kathleen M. Gallagher	Marilyn McCoy
	Trustee	Trustee

	Matthew Goldstein*	Mitchell M. Merin*
	Matthew Goldstein	Mitchell M. Merin
	Trustee	Trustee

	Dennis P. Harrington*	Robert A. Oden, Jr.*
	Dennis P. Harrington	Robert A. Oden, Jr.
	Trustee	Trustee

	Frankie D. Hughes*	Marian U. Pardo*
	Frankie D. Hughes	Marian U. Pardo
	Trustee	Trustee

	Raymond Kanner*	James J. Schonbachler*
	Raymond Kanner	James J. Schonbachler
	Trustee	Trustee

	Timothy J. Clemens*	Brian S. Shlissel*
	Timothy J. Clemens	Brian S. Shlissel
	Treasurer & Principal Financial Officer	President & Principal Executive Officer

*By	/s/ Zach Vonnegut-Gabovitch
Zach Vonnegut-Gabovitch
Attorney-in-fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase